Debt - Summary Of Future Principal Payment Of Long Term Debt (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Maturities Of Long Term Debt [Line Items]
2022	$ 37,176
2023	13,916
2024	11,972
2025 and thereafter	2,657
Long-term Debt	$ 65,721